Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SST-NPRT1-0126
1.9899557.105
Asset-Backed Securities - 17.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	8,402,000	8,399,479
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	10,108,000	10,110,952
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	6,365,000	6,362,709
TOTAL BAILIWICK OF JERSEY		24,873,140
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	1,707,835	1,717,544
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	406,627	411,927
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	1,175,175	1,187,719
TOTAL CANADA		3,317,190
GRAND CAYMAN (UK OVERSEAS TER) - 3.8%
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.0074% 4/22/2035 (b)(c)(d)	7,000,000	6,992,181
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.0244% 1/20/2036 (b)(c)(d)	4,700,000	4,701,471
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	10,200,000	10,202,662
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.179% 8/20/2034 (b)(c)(d)	6,123,000	6,133,048
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	9,543,000	9,524,019
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	15,392,000	15,412,518
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	8,150,000	8,147,775
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	9,501,000	9,506,017
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	9,615,000	9,617,500
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	9,127,000	9,143,967
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 4.9185% 5/21/2034 (b)(c)(d)	8,280,000	8,280,315
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	14,190,000	14,187,872
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	1,395,230	1,395,677
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	3,731,625	3,733,267
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	4,187,000	4,186,904
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.0962% 7/15/2030 (b)(c)(d)	977,371	977,740
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	7,527,000	7,541,873
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)	7,608,794	7,615,003
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		137,299,809
UNITED STATES - 13.0%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	1,251,917	1,252,614
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	1,855,849	1,859,294
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	8,950,000	8,958,585
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,177,361	1,184,812
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	8,100,000	8,255,406
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	6,502,164	6,566,333
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	1,937,014	1,952,001
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	3,078,064	3,096,204
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	925,000	943,342
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	855,000	857,264
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	1,695,000	1,723,258
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	5,310,000	5,311,490
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	644,613	649,386
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	5,468,330	5,531,964
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	2,848,917	2,858,882
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	7,935,000	8,001,481
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,148,099	1,161,891
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	3,301,655	3,324,160
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,385,000	1,401,626
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	5,727,000	5,791,807
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	6,905,000	6,951,895
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,236,778	1,247,878
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	7,192,000	7,275,497
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	8,711,000	8,791,623
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	2,799,434	2,813,742
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,566,485	1,577,196
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 7/25/2034 (c)(d)	46,883	46,595
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	5,112,087	5,154,339
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	679,777	681,706
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	1,794,405	1,804,714
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	2,973,530	2,994,079
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,936,000	1,949,459
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	522,226	527,746
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	595,000	607,582
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,618,000	3,650,003
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	8,579,380	8,521,683
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	47,273	47,284
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	608,116	609,220
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	2,354,957	2,368,283
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,101,790	1,116,490
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	4,417,931	4,451,078
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	6,368,000	6,454,751
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,319,000	2,342,353
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	6,325,000	6,431,609
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,257,000	1,278,407
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	7,750,000	7,784,048
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	11,603,000	11,614,464
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	10,580,000	10,560,490
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	4,343,000	4,297,782
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	2,893,523	2,911,972
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	4,420,000	4,468,370
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	9,304,000	9,462,389
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	7,085,000	7,185,476
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,570,000	3,620,219
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	77,039	76,998
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	4,519,717	4,562,985
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	5,413,864	5,428,116
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	6,911,000	6,955,232
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	9,920,000	10,057,821
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	2,465,000	2,499,750
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	765,578	767,998
Honda Auto Receivables Owner Trust Series 2023-1 Class A3, 5.04% 4/21/2027	1,265,747	1,268,849
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	8,327,806	8,406,188
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	3,702,648	3,737,394
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,564,000	1,576,534
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	12,685,000	12,800,709
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	9,145,000	9,218,721
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 7/20/2036 (b)(c)(d)	10,000,000	9,989,940
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,629,000	1,656,064
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	576,965	577,907
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	2,470,962	2,504,118
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,410,546	1,419,829
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	2,637,255	2,656,786
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,761,000	2,794,992
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	298,841	298,541
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	6,105,000	6,124,211
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	2,485,000	2,488,268
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	3,095,000	3,068,449
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	1,514,210	1,526,327
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	7,605,000	7,617,446
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	723,951	725,714
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	1,445,000	1,445,422
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	2,405,872	2,415,016
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	2,460,000	2,466,352
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,660,546	1,669,657
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,494,364	1,497,545
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	4,433,617	4,462,301
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	2,093,734	2,104,465
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,049,106	1,059,591
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	2,361,437	2,366,435
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	6,446,000	6,485,004
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (c)(d)	64,279	68,797
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	3,488,364	3,514,064
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	2,088,831	2,095,670
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	3,844,002	3,883,732
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	847,195	848,475
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	660,461	663,036
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	537,940	540,164
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	1,591,429	1,601,551
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	3,360,000	3,388,013
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	7,552,000	7,598,151
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	10,600,000	10,750,336
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,016,415	5,073,034
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	2,209,137	2,219,633
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	10,670,000	10,794,248
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	793,000	795,694
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	11,800,000	11,905,291
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	3,105,244	3,143,413
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	6,201,234	6,270,961
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	2,208,410	2,226,501
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	7,139,040	7,197,098
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	12,500,000	12,589,843
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	4,027,559	4,069,237
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	7,176,086	7,214,349
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	513,169	515,889
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	4,901,000	4,945,750
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	5,984,000	6,018,187
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	1,710,000	1,710,139
TOTAL UNITED STATES		470,701,153
TOTAL ASSET-BACKED SECURITIES (Cost $632,064,239)		636,191,292

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,040,902	1,856,513
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	870,638	859,712
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	430,349	428,521
CSMC Trust Series 2021-RPL9 Class A1, 3.8742% 2/25/2061 (b)(c)	3,270,801	3,284,997
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	9,293	9,481
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.4863% 5/25/2045 (c)(d)	658,209	654,523
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.5363% 7/25/2046 (c)(d)	674,831	673,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	87,766	87,745
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,005,232	936,842
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	2,451,127	2,453,401
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	487,758	463,245
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	61,864	61,610
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	91,326	90,100
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	1,538,545	1,505,969
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	3,718,277	3,637,403
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	537	502
TOTAL UNITED STATES		17,003,699
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,106,991)		17,003,699

Commercial Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	9,615,000	9,651,016
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	822,620	782,691
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	961,361	946,013
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	2,278,000	2,259,543
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	1,295,149	1,295,149
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	2,277,000	2,276,999
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	6,993,837	6,993,835
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	3,913,389	3,915,830
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	2,267,000	2,262,788
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	642,880	641,678
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	1,484,286	1,484,286
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	1,292,281	1,283,740
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	3,451,716	3,451,716
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	8,339,475	8,323,838
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	1,624,297	1,622,283
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	1,385,897	1,382,463
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	310,000	309,619
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	2,936,303	2,937,221
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	5,961,000	5,949,376
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,610,364	3,082,052
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,196,214	1,792,679
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,134,368	1,120,852
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	5,430,000	5,438,473
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (b)(c)	1,037,480	1,026,646
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)	612,567	594,324
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	3,413,000	3,289,909
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	995,000	992,833
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	2,024,963	2,023,071
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	5,059,000	5,058,997
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	68,105	67,986
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	1,901,281	1,905,936
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	4,155,000	4,155,172
TOTAL UNITED STATES		88,319,014
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,300,593)		88,319,014

Non-Convertible Corporate Bonds - 35.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 4.907% 4/1/2028 (b)	2,502,000	2,547,658
Glencore Funding LLC 5.338% 4/4/2027 (b)	14,000,000	14,223,120

TOTAL AUSTRALIA		16,770,778
CANADA - 1.5%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	8,433,000	8,457,518
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy Inc 4.25% 4/15/2027	8,606,000	8,643,395
Enbridge Inc 4.2% 11/20/2028	5,316,000	5,329,381
Enbridge Inc 4.6% 6/20/2028	1,698,000	1,716,747
Enbridge Inc 5.25% 4/5/2027	3,961,000	4,013,638
Enbridge Inc 5.9% 11/15/2026	3,205,000	3,255,490
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,424,000	2,442,484
TransCanada PipeLines Ltd 4.25% 5/15/2028	8,000,000	8,021,543
		33,422,678
Financials - 0.3%
Banks - 0.3%
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	10,900,000	11,094,209
TOTAL CANADA		52,974,405
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,000,000	12,012,570
FRANCE - 1.2%
Financials - 1.2%
Banks - 1.2%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	12,820,000	12,965,971
BPCE SA 6.612% 10/19/2027 (b)(c)	2,945,000	3,004,250
Societe Generale SA 1.488% 12/14/2026 (b)(c)	5,100,000	5,093,184
Societe Generale SA 5.249% 5/22/2029 (b)(c)	13,300,000	13,562,536
Societe Generale SA 5.5% 4/13/2029 (b)(c)	2,932,000	3,002,866
Societe Generale SA 5.519% 1/19/2028 (b)(c)	7,000,000	7,085,972

TOTAL FRANCE		44,714,779
GERMANY - 2.3%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	8,000,000	8,093,355
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	5,000,000	5,083,085
		13,176,440
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	10,600,000	10,824,697
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	13,600,000	13,825,303
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	10,500,000	11,007,934
		35,657,934
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	10,000,000	9,993,146
Bayer US Finance LLC 6.125% 11/21/2026 (b)	8,900,000	9,046,653
		19,039,799
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	3,849,000	3,906,359
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	7,000,000	7,066,533
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	3,257,000	3,308,526
		14,281,418
TOTAL GERMANY		82,155,591
IRELAND - 1.4%
Financials - 1.0%
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,716,000	7,685,014
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	8,800,000	8,752,361
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,050,000	5,146,804
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	12,466,000	12,822,418
		34,406,597
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	5,500,000	5,466,072
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	1,756,000	1,698,887
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	7,165,000	7,249,505
		14,414,464
TOTAL IRELAND		48,821,061
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.125% 9/30/2028 (b)	3,303,000	3,305,391
Enel Finance International NV 5.125% 6/26/2029 (b)	10,080,000	10,362,752

TOTAL ITALY		13,668,143
JAPAN - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	569,000	573,290
NTT Finance Corp 4.62% 7/16/2028 (b)	575,000	583,022
		1,156,312
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	5,134,000	5,231,481
Financials - 0.4%
Banks - 0.4%
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	10,000,000	10,345,911
TOTAL JAPAN		16,733,704
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	2,600,000	2,562,052
ING Groep NV 4.858% 3/25/2029 (c)	7,659,000	7,777,414
		10,339,466
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	2,694,000	2,701,857
TOTAL NETHERLANDS		13,041,323
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	690,000	687,732
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.703% 8/5/2027 (b)(c)	9,100,000	9,128,849
UNITED KINGDOM - 3.8%
Consumer Staples - 0.6%
Tobacco - 0.6%
BAT Capital Corp 3.557% 8/15/2027	14,000,000	13,864,851
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,255,918
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	2,698,000	2,685,242
		21,806,011
Financials - 3.2%
Banks - 3.0%
Barclays PLC 5.086% 2/25/2029 (c)	12,000,000	12,226,763
Barclays PLC 5.501% 8/9/2028 (c)	4,000,000	4,082,452
Barclays PLC 5.674% 3/12/2028 (c)	6,000,000	6,108,891
Barclays PLC 7.385% 11/2/2028 (c)	10,400,000	11,004,606
HSBC Holdings PLC 4.899% 3/3/2029 (c)	10,700,000	10,860,903
HSBC Holdings PLC 5.597% 5/17/2028 (c)	12,100,000	12,339,697
HSBC Holdings PLC 7.39% 11/3/2028 (c)	10,000,000	10,583,767
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	8,219,000	8,350,591
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	10,700,000	11,105,841
NatWest Group PLC 4.892% 5/18/2029 (c)	11,000,000	11,189,652
NatWest Group PLC 5.516% 9/30/2028 (c)	10,000,000	10,249,890
		108,103,053
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	7,800,000	7,952,581
TOTAL FINANCIALS		116,055,634

TOTAL UNITED KINGDOM		137,861,645
UNITED STATES - 23.3%
Communication Services - 0.6%
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	11,150,000	10,979,971
Warnermedia Holdings Inc 3.755% 3/15/2027	4,739,000	4,688,553
		15,668,524
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.375% 4/15/2029	5,000,000	4,873,490
TOTAL COMMUNICATION SERVICES		20,542,014

Consumer Discretionary - 2.4%
Automobiles - 2.1%
General Motors Financial Co Inc 1.25% 1/8/2026	15,696,000	15,645,730
General Motors Financial Co Inc 4.2% 10/27/2028	4,288,000	4,290,580
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,020,943
General Motors Financial Co Inc 5.4% 5/8/2027	10,000,000	10,164,479
General Motors Financial Co Inc 5.8% 1/7/2029	5,000,000	5,210,583
General Motors Financial Co Inc 6% 1/9/2028	8,300,000	8,596,398
Hyundai Capital America 2.375% 10/15/2027 (b)	9,200,000	8,900,868
Hyundai Capital America 4.875% 6/23/2027 (b)	11,740,000	11,860,885
Hyundai Capital America 5.45% 6/24/2026 (b)	7,134,000	7,181,268
		76,871,734
Specialty Retail - 0.3%
AutoNation Inc 4.45% 1/15/2029	9,680,000	9,706,421
TOTAL CONSUMER DISCRETIONARY		86,578,155

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 4.625% 11/1/2027	8,000,000	8,062,896
Food Products - 0.2%
Conagra Brands Inc 5.3% 10/1/2026	6,000,000	6,056,613
TOTAL CONSUMER STAPLES		14,119,509

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Diamondback Energy Inc 5.2% 4/18/2027	10,978,000	11,130,312
Energy Transfer LP 6% 2/1/2029 (b)	10,000,000	10,116,909
EQT Corp 3.9% 10/1/2027	11,938,000	11,866,748
MPLX LP 4.25% 12/1/2027	8,000,000	8,018,524
ONEOK Inc 4.25% 9/24/2027	1,010,000	1,012,376
Targa Resources Corp 4.35% 1/15/2029	969,000	972,260
		43,117,129
Financials - 15.0%
Banks - 7.4%
Bank of America Corp 4.623% 5/9/2029 (c)	13,000,000	13,177,385
Bank of America Corp 4.979% 1/24/2029 (c)	12,000,000	12,224,328
Bank of America Corp 5.819% 9/15/2029 (c)	16,000,000	16,725,549
Citigroup Inc 3.52% 10/27/2028 (c)	10,000,000	9,896,557
Citigroup Inc 3.887% 1/10/2028 (c)	14,900,000	14,860,647
Citigroup Inc 4.075% 4/23/2029 (c)	11,160,000	11,153,679
Citigroup Inc 4.786% 3/4/2029 (c)	10,100,000	10,242,778
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	10,200,000	10,712,237
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	11,100,000	11,065,210
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	12,000,000	12,108,930
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	20,000,000	20,579,341
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	6,562,000	6,686,010
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	11,630,000	11,649,701
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	12,550,000	12,627,079
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,779,000	3,701,959
Santander Holdings USA Inc 3.244% 10/5/2026	12,350,000	12,263,534
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	3,343,000	3,369,682
Truist Financial Corp 4.123% 6/6/2028 (c)	4,000,000	4,006,598
Truist Financial Corp 4.873% 1/26/2029 (c)	13,200,000	13,404,078
Truist Financial Corp 7.161% 10/30/2029 (c)	7,500,000	8,120,914
US Bancorp 4.653% 2/1/2029 (c)	10,000,000	10,124,196
Wells Fargo & Co 4.808% 7/25/2028 (c)	15,300,000	15,464,755
Wells Fargo & Co 4.97% 4/23/2029 (c)	9,052,000	9,229,576
Wells Fargo & Co 5.707% 4/22/2028 (c)	12,000,000	12,255,456
		265,650,179
Capital Markets - 3.8%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	8,203,000	8,098,441
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	8,189,000	8,228,702
Athene Global Funding 1.608% 6/29/2026 (b)	4,900,000	4,827,271
Athene Global Funding 4.95% 1/7/2027 (b)	10,566,000	10,649,663
Athene Global Funding 5.339% 1/15/2027 (b)	5,093,000	5,158,906
Athene Global Funding 5.516% 3/25/2027 (b)	12,400,000	12,579,061
Blackstone Private Credit Fund 7.3% 11/27/2028	12,000,000	12,757,517
Equitable America Global Funding 4.65% 6/9/2028 (b)	5,158,000	5,214,345
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	13,500,000	13,410,767
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	12,000,000	12,131,610
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	3,742,000	3,714,813
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	5,597,000	5,625,364
LPL Holdings Inc 4.9% 4/3/2028	3,955,000	4,011,353
Morgan Stanley 4.994% 4/12/2029 (c)	6,701,000	6,834,745
Morgan Stanley 6.296% 10/18/2028 (c)	12,700,000	13,199,319
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,335,000	9,482,339
		135,924,216
Consumer Finance - 1.9%
Ally Financial Inc 4.75% 6/9/2027	4,500,000	4,523,799
Ally Financial Inc 7.1% 11/15/2027	8,000,000	8,377,834
American Express Co 4.731% 4/25/2029 (c)	9,800,000	9,962,741
Capital One Financial Corp 5.468% 2/1/2029 (c)	8,000,000	8,211,147
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,500,000	6,664,283
Ford Motor Credit Co LLC 5.8% 3/5/2027	8,000,000	8,096,078
Ford Motor Credit Co LLC 5.85% 5/17/2027	12,000,000	12,166,321
Ford Motor Credit Co LLC 6.95% 6/10/2026	10,070,000	10,173,205
		68,175,408
Financial Services - 1.0%
Corebridge Financial Inc 3.85% 4/5/2029	12,000,000	11,817,652
Corebridge Global Funding 4.9% 1/7/2028 (b)	5,198,000	5,279,692
Equitable Holdings Inc 4.35% 4/20/2028	2,653,000	2,662,918
Global Payments Inc 4.5% 11/15/2028	8,797,000	8,826,379
Western Union Co/The 1.35% 3/15/2026	8,000,000	7,928,400
		36,515,041
Insurance - 0.9%
Brown & Brown Inc 4.6% 12/23/2026	4,340,000	4,360,022
Brown & Brown Inc 4.7% 6/23/2028	2,418,000	2,441,400
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	10,070,000	10,148,228
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	6,794,000	6,935,783
RGA Global Funding 4.35% 8/25/2028 (b)	12,180,000	12,226,699
		36,112,132
TOTAL FINANCIALS		542,376,976

Health Care - 1.2%
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	3,570,000	3,328,136
CVS Health Corp 4.3% 3/25/2028	10,000,000	10,027,727
HCA Inc 5% 3/1/2028	5,201,000	5,300,926
HCA Inc 5.625% 9/1/2028	10,000,000	10,327,168
Icon Investments Six DAC 5.809% 5/8/2027	9,924,000	10,120,620
		39,104,577
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	4,822,000	4,805,169
TOTAL HEALTH CARE		43,909,746

Industrials - 0.3%
Aerospace & Defense - 0.3%
Boeing Co 2.196% 2/4/2026	4,000,000	3,983,914
Boeing Co 2.75% 2/1/2026	2,400,000	2,393,044
Boeing Co 5.04% 5/1/2027	5,000,000	5,049,153
Boeing Co 6.259% 5/1/2027	893,000	917,401
		12,343,512
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	11,160,000	11,312,600
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 5.05% 7/12/2029	10,000,000	10,333,206
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	4,782,000	4,803,024
TOTAL INFORMATION TECHNOLOGY		26,448,830

Materials - 0.2%
Construction Materials - 0.2%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	3,360,000	3,379,716
Amrize Finance US LLC 4.7% 4/7/2028 (b)	2,425,000	2,454,991
		5,834,707
Real Estate - 0.2%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	625,000	631,859
Specialized REITs - 0.2%
American Tower Corp 5.5% 3/15/2028	5,000,000	5,145,210
Crown Castle Inc 4% 3/1/2027	2,500,000	2,491,142
		7,636,352
TOTAL REAL ESTATE		8,268,211

Utilities - 1.1%
Electric Utilities - 0.7%
Eversource Energy 5.45% 3/1/2028	5,000,000	5,120,270
FirstEnergy Corp 1.6% 1/15/2026	365,000	363,487
Jersey Central Power & Light Co 4.15% 1/15/2029 (b)	6,780,000	6,783,518
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	5,745,000	5,805,806
Pinnacle West Capital Corp 4.9% 5/15/2028	2,049,000	2,084,180
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	2,951,000	2,976,529
		23,133,790
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.45% 6/1/2028	8,000,000	8,183,303
Multi-Utilities - 0.2%
DTE Energy Co 4.875% 6/1/2028	7,326,000	7,459,020
TOTAL UTILITIES		38,776,113

TOTAL UNITED STATES		842,314,902
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,272,799,103)		1,290,885,482

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	177,544	179,925
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	90,335	91,546
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	242,728	245,983
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,621,961	1,620,395
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	335,798	347,015
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	45	47
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Gold Pool 8.5% 6/1/2027	365	372
Freddie Mac Gold Pool 8.5% 7/1/2028	35	35
Freddie Mac Gold Pool 8.5% 8/1/2026	50	50
Freddie Mac Gold Pool 8.5% 8/1/2027	793	810
Freddie Mac Gold Pool 8.5% 8/1/2027	86	87
Ginnie Mae I Pool 7% 1/15/2028	284	286
Ginnie Mae I Pool 7% 1/15/2028	79	80
Ginnie Mae I Pool 7% 1/15/2029	609	618
Ginnie Mae I Pool 7% 1/15/2029	120	122
Ginnie Mae I Pool 7% 1/15/2031	183	189
Ginnie Mae I Pool 7% 1/15/2032	126	129
Ginnie Mae I Pool 7% 10/15/2028	458	467
Ginnie Mae I Pool 7% 10/15/2028	303	308
Ginnie Mae I Pool 7% 10/15/2028	49	49
Ginnie Mae I Pool 7% 11/15/2027	62	63
Ginnie Mae I Pool 7% 11/15/2028	664	678
Ginnie Mae I Pool 7% 11/15/2028	178	181
Ginnie Mae I Pool 7% 12/15/2028	120	122
Ginnie Mae I Pool 7% 12/15/2028	90	92
Ginnie Mae I Pool 7% 12/15/2029	92	94
Ginnie Mae I Pool 7% 2/15/2028	28	27
Ginnie Mae I Pool 7% 2/15/2030	998	1,026
Ginnie Mae I Pool 7% 2/15/2031	113	116
Ginnie Mae I Pool 7% 2/15/2032	145	150
Ginnie Mae I Pool 7% 3/15/2031	250	258
Ginnie Mae I Pool 7% 3/15/2031	104	107
Ginnie Mae I Pool 7% 3/15/2032	550	567
Ginnie Mae I Pool 7% 3/15/2032	284	294
Ginnie Mae I Pool 7% 4/15/2028	1,317	1,329
Ginnie Mae I Pool 7% 4/15/2028	108	109
Ginnie Mae I Pool 7% 4/15/2028	83	85
Ginnie Mae I Pool 7% 4/15/2029	355	361
Ginnie Mae I Pool 7% 4/15/2029	34	34
Ginnie Mae I Pool 7% 4/15/2032	460	475
Ginnie Mae I Pool 7% 4/15/2032	288	298
Ginnie Mae I Pool 7% 5/15/2029	283	288
Ginnie Mae I Pool 7% 5/15/2031	1,600	1,656
Ginnie Mae I Pool 7% 5/15/2032	216	222
Ginnie Mae I Pool 7% 6/15/2028	219	222
Ginnie Mae I Pool 7% 6/15/2028	136	139
Ginnie Mae I Pool 7% 6/15/2029	11	10
Ginnie Mae I Pool 7% 6/15/2032	1,035	1,070
Ginnie Mae I Pool 7% 6/15/2032	379	394
Ginnie Mae I Pool 7% 7/15/2028	1,572	1,595
Ginnie Mae I Pool 7% 7/15/2028	319	324
Ginnie Mae I Pool 7% 7/15/2028	111	112
Ginnie Mae I Pool 7% 7/15/2029	390	400
Ginnie Mae I Pool 7% 7/15/2029	122	125
Ginnie Mae I Pool 7% 7/15/2031	1,078	1,110
Ginnie Mae I Pool 7% 7/15/2031	268	275
Ginnie Mae I Pool 7% 8/15/2028	1,265	1,288
Ginnie Mae I Pool 7% 8/15/2028	459	467
Ginnie Mae I Pool 7% 8/15/2028	90	91
Ginnie Mae I Pool 7% 8/15/2032	7,519	7,763
Ginnie Mae I Pool 7% 8/15/2032	513	534
Ginnie Mae I Pool 7% 8/15/2032	117	121
Ginnie Mae I Pool 7% 9/15/2028	730	742
Ginnie Mae I Pool 7% 9/15/2028	141	142
TOTAL UNITED STATES		2,514,071
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,726,998)		2,514,071

U.S. Treasury Obligations - 42.6%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.49 to 3.60	241,733,500	240,978,083
US Treasury Notes 3.5% 10/31/2027	3.58	274,283,000	274,218,714
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.62	239,921,700	240,746,431
US Treasury Notes 3.875% 3/15/2028	3.69 to 3.88	400,431,900	403,826,185
US Treasury Notes 4.125% 7/31/2028 (f)	3.88	144,910,500	147,236,993
US Treasury Notes 4.25% 3/15/2027	3.58 to 4.69	107,626,200	108,517,479
US Treasury Notes 4.375% 12/15/2026	4.03 to 4.45	38,859,700	39,155,721
US Treasury Notes 4.625% 6/15/2027	4.07 to 4.53	81,490,700	82,786,275
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,529,566,032)			1,537,465,881

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $81,488,542)	4.02	81,472,248	81,488,542

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $3,625,052,498)	3,653,867,981
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(42,964,825)
NET ASSETS - 100.0%	3,610,903,156

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,634	3/31/2026	341,263,453	179,728	179,728

The notional amount of futures purchased as a percentage of Net Assets is 9.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $884,424,971 or 24.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,037,190.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,103,643	376,914,886	334,529,493	653,226	(494)	-	81,488,542	81,472,248	0.1%
Total	39,103,643	376,914,886	334,529,493	653,226	(494)	-	81,488,542

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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